Document and Entity Information	Nov. 03, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	SOUTHWEST AIRLINES CO.
Entity Incorporation State Country Code	TX
Entity File Number	1-7259
Entity Tax Identification Number	74-1563240
Entity Address Address Line 1	P. O. Box 36611
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75235-1611
City Area Code	214
Local Phone Number	792-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($1.00 par value)
Trading Symbol	LUV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000092380